Variable Interest Entities - Assets for Which Fair Value Option Was Elected (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Total gains (losses)	$ (53)	$ (187)	$ 188
Variable Interest Entities
Variable Interest Entity [Line Items]
Total gains (losses)	(30)	3	49
Variable Interest Entities | Trading securities | Total fixed maturity securities
Variable Interest Entity [Line Items]
Total gains (losses)	(1)	(5)	(2)
Variable Interest Entities | Trading securities | Equity securities
Variable Interest Entity [Line Items]
Total gains (losses)	(78)	(4)	27
Variable Interest Entities | Investment funds
Variable Interest Entity [Line Items]
Total gains (losses)	49	12	20
Variable Interest Entities | Loans held for investment
Variable Interest Entity [Line Items]
Total gains (losses)	$ 0	$ 0	$ 4